Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Balances and Transactions
Schedule of balances due to related parties

	December 31,	December 31,
	2019	2018

Dr. Henglong Chen and its affiliates *	$932,616	$1,227,773
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	693,504	874,402
Total	$1,626,120	$2,102,175